LONG-TERM DEBT - Schedule of instruments (Details) - USD ($)	Dec. 31, 2017	Nov. 27, 2017	Dec. 31, 2016	Jun. 25, 2014	Jun. 10, 2013	Mar. 23, 2012	Dec. 18, 2009
Disclosure of detailed information about borrowings [line items]
Total debt	$ 1,857,700,000		$ 1,592,400,000
Less: current portion of long-term debt (Note 24)	(110,000,000)		(18,600,000)
Long-term debt	1,747,700,000		1,573,800,000
$300 million senior debt notes, November 27,2017
Disclosure of detailed information about borrowings [line items]
Total debt	297,500,000	$ 300,000,000.0	0
$500 million senior debt notes
Disclosure of detailed information about borrowings [line items]
Total debt	496,200,000		495,600,000	$ 500,000,000
$300 million senior debt notes
Disclosure of detailed information about borrowings [line items]
Total debt	295,100,000		294,900,000		$ 300,000,000
$500 million senior debt notes
Disclosure of detailed information about borrowings [line items]
Total debt	484,600,000		484,100,000			$ 500,000,000
$270 million senior debt notes
Disclosure of detailed information about borrowings [line items]
Total debt	181,400,000		181,300,000				$ 270,000,000
$1 billion revolving facility
Disclosure of detailed information about borrowings [line items]
Total debt	27,000,000		116,200,000
$75 million revolving facility
Disclosure of detailed information about borrowings [line items]
Total debt	72,600,000		0
Long-term debt from 50% interest of Canadian Malartic (Note 6) and (Note 26(f))
Disclosure of detailed information about borrowings [line items]
Total debt	$ 3,300,000		$ 20,300,000